Related party transactions - Amounts included in the barclays bank group's financial statements with other barclays group companies (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total income	£ 9,990	£ 8,189	[1]
Operating expenses	(7,092)	(5,223)	[1]	£ (10,259)
Total assets	1,272,745			1,061,778	[2]
Total liabilities	1,213,829			1,005,461	[2]
Parent
Disclosure of transactions between related parties [line items]
Total income	(342)	(304)
Operating expenses	(34)	(31)
Total assets	6,768			6,491
Total liabilities	35,140			32,141
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	12	10
Operating expenses	(1,647)	£ (1,560)
Total assets	3,395			909
Total liabilities	£ 4,626			£ 3,962

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.